Assets Covered Under Capital Leases (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Capital Lease Obligations [Line Items]
Machinery, vessels and tools	¥ 507,914	¥ 516,084
Accumulated depreciation and amortization	(4,694,094)	(4,500,874)
Total property, plant and equipment, net	2,523,319	2,607,590
Assets Held under Capital Leases
Schedule of Capital Lease Obligations [Line Items]
Machinery, vessels and tools	13,360	11,269
Accumulated depreciation and amortization	(8,802)	(7,777)
Total property, plant and equipment, net	¥ 4,558	¥ 3,492